FINANCIAL LIABILITIES - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Deferred consideration, annual interest accrual	3.35%
Dividends recognised as distributions to owners	$ 66
Exchangeable and class B shares(2)
Disclosure of detailed information about financial instruments [line items]
Exchangeable share conversion, value	$ 55
Exchangeable shares outstanding (Shares)
Disclosure of detailed information about financial instruments [line items]
Exchangeable share conversion (in shares)	1,388,874
Combined share capital
Disclosure of detailed information about financial instruments [line items]
Number of share issued (in dollars per share)	$ 38.09
Number of share issued, opening (in dollar per share)	$ 49.40	$ 0